INCOME TAXES (Tables)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Income Tax Disclosure [Abstract]
Schedule of income tax provision (benefit)

	2013	2012
Federal:
Current	$—	$—
Deferred	2,955,000	1,422,000
	2,955,000	1,422,000
State and local:
Current	—	—
Deferred	407,000	196,000
	407,000	196,000
Change in valuation allowance	(3,362,000)	(1,618,000)
Income tax provision (benefit)	$—	$—

Schedule of effective income tax rate reconciliation

	September 30,
	2013	2012
Statutory federal income tax rate	(34.00%)	(34.00%)
Statutory state and local income tax rate (7.1%), net of federal benefit	(4.69%)	(4.69%)
Stock based compensation	3.27%	10.74%
Depreciation and amortization	(0.12%)	(0.28%)
Amortization of debt discount	0.00%	2.92%
Change in valuation allowance	35.54%	25.31%
Effective tax rate	0.00%	0.00%

Schedule of components of deferred tax assets

	September 30,
	2013	2012
Deferred tax assets (liabilities):
Stock based compensation	$578,000	$768,000
Depreciation and amortization	(21,000)	(20,000)
Amortization of debt discount	—	209,000
Net operating loss carry forward	17,913,000	14,551,000
Less: valuation allowance	(18,470,000)	(15,508,000)
Net deferred tax asset	$—	$—

Non current:
Net operating loss carryforward	$38,000,000
Valuation allowance	(38,000,000)
Net deferred tax asset	$—